Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock - USD ($)			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net loss	$ 0		$ (25,423,904)
Denominator:
Basic and diluted weighted average common stock outstanding	$ 0	[1]	$ 30,530,137
Basic and diluted net loss per common stock	0		(0.83)
Common Class B [Member]
Numerator:
Allocation of net loss	$ (10,400)		$ (7,074,649)
Denominator:
Basic and diluted weighted average common stock outstanding	$ 7,500,000	[1]	$ 8,495,548
Basic and diluted net loss per common stock	0.00		(0.83)

[1]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4).